CONTRACT ACCOUNTING (Schedule of billings in excess of costs and estimated earnings) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contractors [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 2,530,216	$ 2,978,007	$ 35,665
Less: Costs and estimated earnings recognized		(2,268,454)	(27,004)
Contract liabilities	$ 166,033	$ 709,553	$ 8,661